Three Bryant Park 1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Jon Gaines jonathan.gaines@dechert.com +1 212 641 5600 Direct +1 212 698 0446 Fax

April 29, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention:      Ryan Sutcliffe, Division of Investment Management

Re:	Alternative Investment Partners Absolute Return Fund STS (“Feeder Fund”)

Investment Company Act File Number 811-21831

Alternative Investment Partners Absolute Return Fund (“Master Fund”)
Investment Company Act File Number 811-21767
(each a “Fund,” and collectively, the “Funds”)

Dear Mr. Sutcliffe:

On behalf of each Fund, we transmit for filing under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 35 to each Fund’s Registration Statement on Form N-2 (each, an “Amendment”). Each Amendment is being filed to update each Fund’s financial statements and certain other non-material information.

The changes made to the Funds’ registration statements are in response to the comments from the Commission’s staff (the “Staff”) and provide any responses to, or any supplemental explanations of, such comments, as requested. These changes have been reflected in the Funds’ subsequent post-effective amendments to their respective registration statements each of which will be filed via EDGAR on or about the date hereof.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 641-5600. Thank you.

April 29, 2020 Page 2

Best regards,

/s/ Jonathan Gaines
Jonathan Gaines